Trade and other payables	12 Months Ended
Dec. 31, 2020
Trade and other payables
Trade and other payables

14    Trade and other payables

	2020	2019
	US$’000
Trade payables	304,963	350,775
Other payables
Salaries and related payables	22,505	8,392
Provision for annual leave and early retirement (see Note 13(a))	12,913	13,540
Government institutions	12,833	9,169
Accrued interest	7,042	8,621
Accrued expenses	19,664	8,209
Advances from customers and others	7,846	11,171
Payables and other credit balances	11,110	12,540
	93,913	71,642
	398,876	422,417

All of the trade and other payables are contractual to be settled within one year or are repayable on demand.

The Group’s exposure to currency, liquidity and market risks related to trade and other payables is disclosed in Note 29.